INVESTMENT IN UNCONSOLIDATED AFFILIATES - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2022	Apr. 06, 2021	Dec. 31, 2022	Dec. 31, 2021
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Interest in Joint Venture			$ 0	$ 8,633
Investments in and Advances to Affiliates, at Fair Value			7,404	13,570
Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value			7,404	13,570
Mod Cloth [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Interest in Joint Venture		$ 1,500
Percentage Of Ownership Interest In Unconsolidated Affiliates		50.00%
Investments in and Advances to Affiliates, at Fair Value				6,400
Payments to Acquire Additional Interest in Joint Venture	$ 1,500
Payments Related to Inventory Financing Arrangement	$ 1,000
Mod Cloth [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)			$ (4,500)
Mod Cloth [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Discount rate			21.80%
Mod Cloth [Member] | Guideline Public Company Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input			0.7
Mod Cloth [Member] | Guideline Transaction Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input			0.7
IPCO Holdings LLC [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value			$ 7,400	7,100
Other Income			1,600
IPCO Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value			7,404	$ 7,133
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)			271
IPCO Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)			$ 271
IPCO Holdings LLC [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Discount rate			18.20%
IPCO Holdings LLC [Member] | Guideline Public Company Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input			0.5
IPCO Holdings LLC [Member] | Guideline Transaction Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input			0.4